Consolidated Statement of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Cash flows from operating activities
Receipts from customers (inclusive of consumption tax)	$ 4,095,716	$ 7,902,051	$ 7,708,839	$ 6,173,683
Payments to suppliers and employees (inclusive of consumption tax)	(22,516,447)	(50,303,125)	(45,629,733)	(37,928,213)
Interest received	18,242	1,372,651	1,621,201	8,314
Payment of borrowing costs	(898,461)	(1,766,465)	(1,872,154)	(1,465,946)
Government grants received	434,379	2,377,119	1,943,424	3,982,807
Net cash outflow from operating activities	(18,866,571)	(40,417,769)	(36,228,423)	(29,229,355)
Cash flows from investing activities
Payments for exploration assets	(18,534)	(27,116)	(13,665)	(74,041)
Payments for escrow funds	(934,628)			(14,520,001)
Proceeds from release of escrow funds	1,887,579		8,343,107	4,429,445
Payments for investments				(12,767,817)
Payments for intangibles				(27,686)
Payments for security deposits		(657,688)	(882,325)	(161,812)
Refunds of security deposit				10,000
Government grants received		12,391,330
Payments for property, plant and equipment	(24,497,314)	(29,879,456)	(19,182,131)	(83,688,360)
Net cash outflow from investing activities	(23,562,897)	(18,172,930)	(11,735,014)	(106,800,272)
Cash flows from financing activities
Proceeds on issue of shares	12,061	28,818,616	338,327	150,967,705
Payment of share issue expenses	(8,024)	(1,276,436)	(12,529)	(137,982)
Proceeds from convertible note issues			30,000,000
Payment of convertible notes issue expenses			(47,338)
Payment of withholding tax - Performance rights	(131,506)	(603,932)	(295,043)	(2,501,992)
Proceeds from borrowings			752,831	33,241,890
Principal elements of lease repayments	(166,741)	(296,865)	(353,378)	(308,405)
Repayment of borrowings	(483,620)	(1,428,429)	(1,073,082)	(573,445)
Net cash inflow (outflow) from financing activities	(777,830)	25,212,954	29,309,788	180,687,771
Net (decrease) increase in cash and cash equivalents	(43,207,298)	(33,377,745)	(18,653,649)	44,658,144
Effects of foreign currency	(490,892)	(2,778,519)	(1,671,638)	(4,522,034)
Cash and cash equivalents at the beginning of the year	142,737,362	78,713,885	99,039,172	102,601,252
Cash and cash equivalents at the end of the year	$ 99,039,172	$ 42,557,621	$ 78,713,885	$ 142,737,362